Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligations
Foreign currency translation	$ (11,998)	$ (4,955)
Service cost	15,900	10,704	10,625
Interest cost	26,859	26,194	24,822
Transfer of plan participants	(32)	(68)
Actuarial (gain) loss	(34,698)	122,800
Benefits paid	(16,817)	(21,883)
Other adjustments	2,203
Change in plan assets
Fair value of plan assets at end of year	228,393	218,990
Actual return on plan assets	23,058	18,356
Employer contributions	11,339	10,804
Benefits paid, fair value	(14,295)	(19,757)
Fair value of plan assets at end of year	248,495	228,393	218,990
Funded status, end of year
Funded status at end of year	412,365	427,054
Amounts recognized in consolidated balance sheets
Pension liabilities, current	4,221	3,693
Pension liabilities, noncurrent	435,858	457,673
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	614,576	616,572
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	614,576	616,572
Net amount recognized
Benefit plans offered by other subsidiaries	29,321	35,798
Net amount recognized	$ 441,686	$ 462,852